Accumulated losses	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Accumulated losses
Accumulated losses

15.Accumulated losses

Movements in accumulated losses were as follows:

	2023	2022

	(In thousands of US Dollars)
As of July 1	(39,649)	(24,432)
Loss during the half-year	(281,486)	(3,937)
As of December 31	(321,135)	(28,369)

19.Accumulated losses/ Retained earnings

Movements in accumulated losses were as follows:

	2023	2022

	(In thousands of US Dollars)
As of July 1	(24,432)	(18,239)
Loss during the year	(15,217)	(6,193)
As of June 30	(39,649)	(24,432)